OTHER ASSETS - Schedule of Other Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment:
Property, plant and equipment:	£ 8,068	£ 7,898
Settlement balances	98	52
Prepayments	1,105	905
Other assets	622	744
Total other assets	9,893	9,599
Investment properties
Property, plant and equipment:
Property, plant and equipment:	3	4
Premises
Property, plant and equipment:
Property, plant and equipment:	852	803
Equipment
Property, plant and equipment:
Property, plant and equipment:	1,278	1,627
Operating lease assets (see below)
Property, plant and equipment:
Property, plant and equipment:	4,816	4,196
Right-of-use assets (note 22)
Property, plant and equipment:
Property, plant and equipment:	£ 1,119	£ 1,268